FINANCE COSTS	12 Months Ended
Dec. 31, 2023
Finance Costs [Abstract]
FINANCE COSTS	FINANCE COSTS

		Years ended December 31
(In millions of dollars)	Note	2023	2022

Total interest on borrowings [1]	23	1,981	1,354
Interest earned on restricted cash and cash equivalents		(149)	(235)

Interest on borrowings, net		1,832	1,119
Interest on lease liabilities	9	111	80
Interest on post-employment benefits	25	(13)	(1)
(Gain) loss on foreign exchange		(111)	127
Change in fair value of derivative instruments		108	(126)
Capitalized interest		(38)	(29)
Deferred transaction costs and other		158	63

Total finance costs		2,047	1,233
[1] Interest on borrowings includes interest on short-term borrowings and on long-term debt.

FOREIGN EXCHANGE AND CHANGE IN FAIR VALUE OF DERIVATIVE INSTRUMENTS
We recognized $111 million in net foreign exchange gains in 2023 (2022 - $127 million in net losses). These gains were primarily attributed to our $6 billion term loan facility (see note 23) and our US CP program borrowings (see note 19).

These foreign exchange gains were offset by the $108 million loss related to the change in fair value of derivatives (2022 - $126 million gain) that was primarily attributed to the debt derivatives, which were not designated as hedges for accounting purposes, we used to substantially offset the foreign exchange risk related to these US dollar-denominated borrowings.